Litigations, Claims and Contingencies (Details Textual) (CAD)	12 Months Ended		15 Months Ended	12 Months Ended	15 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010 Administer Settlement Fund [Member]	Sep. 30, 2010 Administer Settlement Fund [Member]	May 12, 2009 Cash [Member]	May 12, 2009 Credit Vouchers [Member]	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]
Contingent Risk Third Party Loan Portfolio	27,792,000	104,581,000
Administrative Penalty	25,000
Estimated Exposure Related To Order								248,000	1,100,000
Loss Contingency, Settlement Agreement, Consideration						9,400,000	9,400,000
Class action settlements	0	3,206,000	2,915,000
Legal Fees		10,921,000		3,206,000	2,715,000
Estimated Litigation Liability, Current	4,085,000	4,039,000
Liabilities Subject to Compromise, Debt and Accrued Interest	100,000	100,000
Customer Refund Liability, Current								1,100,000